16 Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment
16	Property, plant and equipment

(a)       Statement of financial position details

	December 31, 2020				December 31, 2019
	Cost	Accumulated depreciation	Net	Depreciation average rate	Cost	Accumulated depreciation	Net	Depreciation average rate
Land	94,213	-	94,213	-	92,962	-	92,962	-
Buildings	86,860	(41,513)	45,347	2.1%	82,143	(40,438)	41,705	2.1%
Equipment	372,103	(271,087)	101,016	14.8%	402,850	(250,577)	152,273	16.3%
Transportation equipment	10,319	(7,350)	2,969	9.9%	8,946	(6,962)	1,984	9.9%
Furniture and fixtures	31,232	(13,813)	17,419	6.7%	31,365	(13,146)	18,219	6.7%
Other	7,618	(331)	7,287	4.9%	7,559	(309)	7,250	5.0%
Total	602,345	(334,094)	268,251	11.2%	625,825	(311,432)	314,393	12.5%

(b)       Changes

	December 31, 2019	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2020
Land	92,962	-	1,251	-	-	94,213
Buildings	41,705	5,430	(713)	-	(1,075)	45,347
Equipment	152,273	26,055	(49,188)	(174)	(27,950)	101,016
Transportation equipment	1,984	298	1,351	-	(664)	2,969
Funiture and fixtures	18,219	4,087	(3,712)	(103)	(1,072)	17,419
Other	7,250	6,537	(6,446)	-	(54)	7,287
Total	314,393	42,407	(57,457)	(277)	(30,815)	268,251

	December 31, 2018	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2019
Land	92,979	-	(17)	-	-	92,962
Buildings	40,125	3,497	15	-	(1,932)	41,705
Equipment	116,086	63,216	3,149	(429)	(29,749)	152,273
Transportation equipment	3,473	308	(1,117)	(2)	(678)	1,984
Furniture and fixtures	13,578	5,266	734	(162)	(1,197)	18,219
Other	1,371	5,872	66	-	(59)	7,250
Total	267,612	78,159	2,830	(593)	(33,615)	314,393

	December 31, 2017	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2018
Land	92,507	-	472	-	-	92,979
Buildings	42,360	73	-	-	(2,308)	40,125
Equipment	103,803	46,473	986	(81)	(35,095)	116,086
Transportation equipment	3,680	589	-	-	(796)	3,473
Furniture and fixtures	11,816	2,972	-	(27)	(1,183)	13,578
Other	884	538	-	-	(51)	1,371
Total	255,050	50,645	1,458	(108)	(39,433)	267,612